UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

Jennison Global Growth Fund

April 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Global stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Global Growth Fund, a series of Prudential World Fund, Inc., informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc.

Jennison Global Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Global Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	16.42%	32.48%	18.32%	93.44%	226.93%
Class B	16.10	31.80	15.13	81.78	701.49
Class C	16.02	31.55	14.10	79.88	112.56
Class Z	16.56	32.83	19.81	98.18	107.56
MSCI World Index[3]	16.01	24.32	30.76	103.58	***
Lipper Global Large-Cap Growth Funds Avg.[4]	17.31	27.61	17.87	85.81	****

Average Annual Total Returns[1] as of 3/31/06
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	18.91%	3.74%	6.28%	7.06%
Class B	20.15	4.18	6.22	9.86	[1]
Class C	23.86	4.17	6.10	6.46
Class Z	26.11	5.17	7.13	7.25
MSCI World Index[3]	18.02	6.38	7.29	***
Lipper Global Large-Cap Growth Funds Avg.[4]	21.37	4.27	6.52	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 5/15/84; Class C, 8/1/94; and Class Z, 3/1/96.

3The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, weighted index of performance that reflects the stock price movement in securities listed on the stock exchanges of Australia, Canada, Europe, the Far East, and the United States.

4The Lipper Global Large-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Large-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies both inside and outside the United States with market capitalizations (on a three-year weighted basis) greater than the 500th largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World BMI.

Investors cannot invest directly in an index. The returns for the MSCI World Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI World Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 228.84% for Class A, 1,043.15% for Class B, 160.49% for Class C, and 111.75% for Class Z. MSCI World Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.44% for Class A, 11.65% for Class B, 8.27% for Class C, and 7.41% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 225.53% for Class A, 722.31% for Class B, 137.62% for Class C, and 99.49% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 7.37% for Class A, 10.01% for Class B, 7.36% for Class C, and 6.65% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
UBS AG, Capital Markets	2.4%
Total SA, Oil, Gas & Consumable Fuels	2.4
Roche Holding AG ADR, Pharmaceuticals	2.2
Nexen, Inc., Oil, Gas & Consumable Fuels	2.0
Suncor Energy, Inc., Oil, Gas & Consumable Fuels	1.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Commercial Banks	10.2%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	5.6
Media	5.1
Food & Staples Retailing	5.0

Industry weightings are subject to change.

Jennison Global Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

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you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Global Growth Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,164.20	1.43%	$7.67
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

Class B	Actual	$1,000.00	$1,161.00	1.93%	$10.34
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64

Class C	Actual	$1,000.00	$1,160.20	2.18%	$11.68
	Hypothetical	$1,000.00	$1,013.98	2.18%	$10.89

Class Z	Actual	$1,000.00	$1,165.60	1.18%	$6.34
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

Jennison Global Growth Fund	5

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Austria 2.0%
59,300	Erste Bank der Oesterreichischen Sparkassen AG	$3,598,519
12,184	Erste Bank der Oesterreichischen Sparkassen AG—New(a)	730,911
21,900	Raiffeisen International Bank-Holding AG(a)	1,908,901
29,300	Raiffeisen International Bank-Holding AG 144A(a)	2,553,917

		8,792,248

Bermuda 1.4%
105,400	Marvell Technology Group, Ltd.(a)	6,017,286

Canada 3.9%
149,100	Nexen, Inc.	8,722,350
98,100	Suncor Energy, Inc.	8,411,094

		17,133,444

Cayman Islands 1.7%
89,300	Transocean, Inc.(a)	7,239,551

France 6.2%
55,600	Sanofi-Aventis	5,243,364
72,300	Schneider Electric SA	8,186,472
38,163	Total SA	10,553,757
46,900	Veolia Environnement	2,802,261

		26,785,854

Germany 3.6%
84,600	Metro AG	4,787,995
76,700	RWE AG	6,648,740
46,854	Siemens AG	4,442,216

		15,878,951

Hong Kong 0.6%
229,300	Cheung Kong Holdings Ltd.	2,583,333

Ireland 1.8%
475,850	Anglo Irish Bank Corp. PLC	7,834,379

Italy 0.6%
90,867	Eni SpA	2,774,250

See Notes to Financial Statements.

Jennison Global Growth Fund	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Japan 15.8%
96,100	Credit Saison Co. Ltd.	$5,038,572
70,950	Honeys Co. Ltd.	3,863,259
315,000	Mitsubishi Corp.	7,621,526
158,000	Mitsubishi Estate Co. Ltd.	3,455,144
521	Mitsubishi UFJ Financial Group, Inc.	8,190,314
274,300	Nishimatsuya Chain Co. Ltd.	6,154,977
448,000	Nissan Chemical Industries Ltd.	7,593,554
523,700	Nissan Motor Co. Ltd.	6,885,161
138,000	Sumitomo Realty & Development Co. Ltd.	3,660,124
446,000	Suruga Bank Ltd. (The)	6,231,818
562,000	Tokyo Tatemono Co. Ltd.	6,490,405
57,500	Union Tool Co.	3,726,782

		68,911,636

Netherlands 1.4%
86,600	Schlumberger Ltd.(b)	5,987,524

Spain 1.7%
337,484	Banco Bilbao Vizcaya Argentaria SA	7,455,270

Switzerland 9.4%
50,900	Alcon, Inc.	5,177,039
69,900	Holcim Ltd.	5,861,635
91,495	Novartis AG	5,249,048
76,200	Novartis AG ADR	4,382,262
125,900	Roche Holding AG ADR	9,651,909
89,462	UBS AG	10,603,866

		40,925,759

United Kingdom 8.7%
248,500	BHP Billiton PLC	5,116,097
658,400	Cadbury Schweppes PLC	6,531,413
1,217,700	Kingfisher PLC	5,001,767
108,540	Royal Bank of Scotland Group PLC (The)	3,544,898
72,200	Royal Bank of Scotland Group PLC (The) 144A	2,358,040
1,227,800	Tesco PLC	7,153,472
668,400	WPP Group PLC	8,251,701

		37,957,388

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

United States 40.1%
173,800	Adobe Systems, Inc.(a)	$6,812,960
96,900	American Express Co.	5,214,189
77,200	American International Group, Inc.	5,037,300
115,000	American Standard Co., Inc.	5,005,950
92,000	Apple Computer, Inc.(a)(b)	6,475,880
135,450	Broadcom Corp.(a)	5,568,350
229,100	Comcast Corp.(a)(b)	7,090,645
187,700	Corning, Inc.(a)	5,186,151
113,500	E.I. du Pont de Nemours & Co.(b)	5,005,350
170,800	eBay, Inc.(a)	5,877,228
71,400	Federated Department Stores, Inc.	5,558,490
100,400	Gilead Sciences, Inc.(a)	5,773,000
17,400	Google, Inc., (Class A)(a)	7,272,156
135,700	Home Depot, Inc.	5,418,501
62,100	Honeywell International, Inc.	2,639,250
28,000	Keryx Biopharmaceuticals, Inc.(a)(b)	476,840
249,300	Kroger Co. (The)(a)	5,050,818
32,100	Lehman Brothers Holdings, Inc.	4,851,915
200,800	Microsoft Corp.	4,849,320
64,400	Monsanto Co.	5,370,960
69,300	Occidental Petroleum Corp.	7,119,882
100,500	PepsiCo, Inc.	5,853,120
75,400	Phelps Dodge Corp.	6,498,726
109,200	QUALCOMM, Inc.	5,606,328
236,116	Sprint Nextel Corp.(b)	5,855,677
120,700	St. Jude Medical, Inc.(a)	4,765,236
83,700	TXU Corp.	4,154,031
124,000	UnitedHealth Group, Inc.	6,167,760
111,900	Wal-Mart Stores, Inc.	5,038,857
244,200	Walt Disney Co.	6,827,832
206,700	Waste Management, Inc.	7,742,981
35,500	WellPoint, Inc.(a)	2,520,500
63,600	Yahoo!, Inc.(a)	2,084,808

		174,770,991

	Total long-term investments (cost $317,721,801)	431,047,864

See Notes to Financial Statements.

Jennison Global Growth Fund	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 6.5%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)(d)
28,383,464	(cost $28,383,464; includes $24,516,815 of cash collateral received for securities on loan; Note 3)	$28,383,464

	Total Investments 105.4% (cost $346,105,265; Note 5)	459,431,328
	Liabilities in excess of other assets(e) (5.4%)	(23,774,346)

	Net Assets 100.0%	$435,656,982

ADR—American Depositary Receipt.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $23,870,881; cash collateral of $24,516,815 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	Liabilities in excess of other assets include net unrealized depreciation on foreign currency contracts as follows:

Forward Foreign currency exchange contracts outstanding at April 30, 2006:

Foreign Currency Contract	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 05/02/06	€3,000	$3,757,700	$3,784,820	$(27,120)

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 was as follows:

Commercial Banks	10.2%
Oil, Gas & Consumable Fuels	8.6
Affiliated Money Market Mutual Fund (including 5.6% of collateral received for securities on loan)	6.5
Pharmaceuticals	5.6
Media	5.1
Food & Staples Retailing	5.0
Specialty Retail	4.7
Chemicals	4.1
Real Estate	3.7
Capital Markets	3.5
Internet Software & Services	3.5
Energy Equipment & Services	3.0
Metals & Mining	2.7
Semiconductors & Semiconductor Equipment	2.7
Software	2.7
Communications Equipment	2.5
Consumer Finance	2.4
Health Care Equipment & Supplies	2.3
Multi-Utilities	2.2
Health Care Providers & Services	2.0
Electrical Equipment	1.9
Commercial Services & Supplies	1.8
Trading Companies & Distributors	1.7
Automobiles	1.6
Food Products	1.5
Computers & Peripherals	1.5
Biotechnology	1.4
Beverages	1.3
Construction Materials	1.3
Multiline Retail	1.3
Wireless Telecommunication Services	1.3
Insurance	1.2
Building Products	1.1
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	1.0
Machinery	0.9
Aerospace & Defense	0.6

105.4%
Liabilities in excess of other assets	(5.4)

100.0%

See Notes to Financial Statements.

Jennison Global Growth Fund	11

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $23,870,881:
Unaffiliated investments (cost $317,721,801)	$431,047,864
Affiliated investments (cost $28,383,464)	28,383,464
Foreign currency, at value (cost $6,259,247)	6,524,339
Cash	305,915
Dividends and interest receivable	846,245
Receivable for Series shares sold	266,847
Prepaid expenses	10,624

Total assets	467,385,298

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	24,516,815
Payable for investments purchased	5,295,864
Payable for Series shares reacquired	652,379
Accrued expenses	552,558
Transfer agent fee payable	291,605
Management fee payable	266,355
Distribution fee payable	114,315
Unrealized depreciation on forward currency contract	27,120
Deferred directors’ fees	11,305

Total liabilities	31,728,316

Net Assets	$435,656,982

Net assets were comprised of:
Common stock, at par	$239,007
Paid-in capital in excess of par	402,712,982

402,951,989
Accumulated net investment loss	(137,582)
Accumulated net realized loss on investment and foreign currency transactions	(80,750,283)
Net unrealized appreciation on investments and foreign currencies	113,592,858

Net assets, April 30, 2006	$435,656,982

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($355,654,483 ÷ 19,199,727 shares of common stock issued and outstanding)	$18.52
Maximum sales charge (5.50% of offering price)	1.08

Maximum offering price to public	$19.60

Class B
Net asset value, offering price and redemption price per share ($50,336,961 ÷ 3,020,832 shares of common stock issued and outstanding)	$16.66

Class C
Net asset value, offering price and redemption price per share ($13,739,881 ÷ 832,427 shares of common stock issued and outstanding)	$16.51

Class Z
Net asset value, offering price and redemption price per share ($15,925,657 ÷ 847,734 shares of common stock issued and outstanding)	$18.79

See Notes to Financial Statements.

Jennison Global Growth Fund	13

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $165,780)	$2,922,878
Affiliated dividend income	64,370
Affiliated income from securities loaned, net	16,705

Total income	3,003,953

Expenses
Management fee	1,562,452
Distribution fee—Class A	422,190
Distribution fee—Class B	190,299
Distribution fee—Class C	65,268
Transfer agent’s fees and expenses (including affiliated expenses of $442,000) (Note 3)	667,000
Custodian’s fees and expenses	61,000
Reports to shareholders	60,000
Legal fees and expenses	27,000
Registration fees	20,000
Insurance	12,000
Audit fee	11,000
Directors’ fees	9,000
Miscellaneous	29,789

Total expenses	3,136,998

Net investment loss	(133,045)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	32,258,605
Foreign currency transactions	(77,062)

32,181,543

Net change in unrealized appreciation (depreciation) on:
Investments	30,697,600
Foreign currencies	285,202

30,982,802

Net gain on investment and foreign currency transactions	63,164,345

Net Increase In Net Assets Resulting From Operations	$63,031,300

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(133,045)	$407,398
Net realized gain on investment and foreign currency transactions	32,181,543	34,147,546
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,982,802	34,195,951

Net increase in net assets resulting from operations	63,031,300	68,750,895

Dividends from net investment income (Note 1)
Class A	(255,524)	—
Class B	—	—
Class C	—	—
Class Z	(46,762)	—

	(302,286)	—

Series share transactions (net of share conversions) (Notes 6 and 7)
Net proceeds from shares sold	19,258,313	22,165,347
Net asset value of shares issued in reinvestment of dividends	287,757	—
Cost of shares reacquired	(41,178,451)	(113,151,200)

Net decrease in net assets from Series share transactions	(21,632,381)	(90,985,853)

Total increase (decrease)	41,096,633	(22,234,958)

Net Assets
Beginning of period	394,560,349	416,795,307

End of period(a)	$435,656,982	$394,560,349

(a) Includes undistributed net investment income of:	$—	$297,749

See Notes to Financial Statements.

Jennison Global Growth Fund	15

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Jennison Global Growth Fund (the “Series”), Strategic Partners International Value Fund and Jennison International Growth Fund, formerly known as Prudential Global Growth Fund, Prudential International Value Fund and Prudential International Growth Fund, respectively. The financial statements of the other series are not presented herein. The Series commenced investment operations in May 15, 1984.

The investment objective of the Series is to seek long-term capital growth, with income as a secondary objective, by investing in a diversified portfolio of securities consisting of marketable securities of U.S. and non-U.S. issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on commodities exchange or board of trade are valued at their last sales price as of the close of trading on such exchange or board of trade on such day, or if there was no sale then at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any

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restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses

Jennison Global Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to undistributed net investment income, accumulated net realized gain or loss and to paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the

Jennison Global Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the Series’ average daily net assets up to and including $1 billion and .70 of 1% of the average daily net assets of the Series in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended April 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Series.

Pursuant to the Class A Plan, the Series compensates PIMS, for distribution-related activities at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Series compensates PIMS for distribution-related activities at the annual rate of .75 of 1% of the average daily net assets of Class B shares up to the level of average daily net assets as of February 26,1986, plus 1% of the average daily net assets in excess of such level of the Class B shares, and 1% of average daily net assets of Class C shares.

PIMS has advised the Series that it received approximately $103,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that it received approximately $28,000 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively, during the six months ended April 30, 2006.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Series paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Series pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2006, the Series incurred approximately $81,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 aggregated $123,762,218 and $147,188,481, respectively.

Jennison Global Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

As of April 30, 2006, the Series had securities on loan with an aggregate market value of $23,870,881. The Series received $24,516,815 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$346,502,968	$117,208,743	$4,280,383	$112,928,360

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2005, of approximately $112,704,000 of which $6,860,500 expires in 2008, $2,610,000 expires in 2009, $94,453,000 expires in 2010 and $8,780,500 expires in 2011. Approximately $32,108,500 of capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended October 31, 2005.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to a front-end sales charge and a contingent deferred sales charge (CDSC) of 1% for Class C shares will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase

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Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	752,684	$13,273,410
Shares issued in reinvestment of dividends	14,330	241,033
Shares reacquired	(1,850,795)	(32,272,810)

Net increase (decrease) in shares outstanding before conversion	(1,083,781)	(18,758,367)
Shares issued upon conversion from Class B	371,845	6,433,536

Net increase (decrease) in shares outstanding	(711,936)	$(12,324,831)

Year ended October 31, 2005:
Shares sold	971,166	$14,347,084
Shares reacquired	(5,506,808)	(81,005,787)

Net increase (decrease) in shares outstanding before conversion	(4,535,642)	(66,658,703)
Shares issued upon conversion from Class B	1,003,902	14,925,795

Net increase (decrease) in shares outstanding	(3,531,740)	$(51,732,908)

Class B
Six months ended April 30, 2006:
Shares sold	167,490	$2,647,225
Shares reacquired	(283,701)	(4,431,167)

Net increase (decrease) in shares outstanding before conversion	(116,211)	(1,783,942)
Shares reacquired upon conversion into Class A	(412,877)	(6,433,536)

Net increase (decrease) in shares outstanding	(529,088)	$(8,217,478)

Year ended October 31, 2005:
Shares sold	281,884	$3,725,224
Shares reacquired	(1,007,913)	(13,378,818)

Net increase (decrease) in shares outstanding before conversion	(726,029)	(9,653,594)
Shares reacquired upon conversion into Class A	(1,110,978)	(14,925,795)

Net increase (decrease) in shares outstanding	(1,837,007)	$(24,579,389)

Jennison Global Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended April 30, 2006:
Shares sold	117,850	$1,858,182
Shares reacquired	(150,582)	(2,364,119)

Net increase (decrease) in shares outstanding	(32,732)	$(505,937)

Year ended October 31, 2005:
Shares sold	134,169	$1,757,997
Shares reacquired	(618,785)	(8,169,114)

Net increase (decrease) in shares outstanding	(484,616)	$(6,411,117)

Class Z
Six months ended April 30, 2006:
Shares sold	83,758	$1,479,496
Shares issued in reinvestment of dividends	2,742	46,724
Shares reacquired	(119,860)	(2,110,355)

Net increase (decrease) in shares outstanding	(33,360)	$(584,135)

Year ended October 31, 2005:
Shares sold	157,315	$2,335,042
Shares reacquired	(717,990)	(10,597,481)

Net increase (decrease) in shares outstanding	(560,675)	$(8,262,439)

Note 7. Reorganization

At the meeting held on June 8, 2006, the Board of Directors of the Series approved the merger of the Series with the Dryden International Equity Fund, Inc., another series of the Fund. The merger is subject to approval of the shareholders of the Jennison Global Growth Fund.

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Financial Highlights

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Jennison Global Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.92

Income (loss) from investment operations:
Net investment income (loss)(a)	—	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.61

Total from investment operations	2.61

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Net asset value, end of period	$18.52

Total Return(c):	16.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$355,654
Average net assets (000)	$340,551
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.43	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income (loss)	.01	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	30	%(f)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2005	2004	2003	2002	2001

$13.45	$12.72	$10.21	$12.23	$21.35

.03	(.01)	.02	(.01)	.01
2.44	.78	2.49	(2.01)	(5.83)

2.47	.77	2.51	(2.02)	(5.82)

—	(.04)	—	—	—
—	—	—	—	(3.30)

—	(.04)	—	—	(3.30)

$15.92	$13.45	$12.72	$10.21	$12.23

18.36%	6.11%	24.58%	(16.52)%	(30.87)%

$317,065	$315,214	$256,106	$223,191	$304,777
$316,224	$327,615	$230,103	$284,046	$353,879

1.47%	1.39%	1.59%	1.46%	1.37%
1.22%	1.14%	1.34%	1.21%	1.12%
.18%	(.06)%	.15%	(.18)%	.06%

57%	125%	79%	67%	72%

See Notes to Financial Statements.

Jennison Global Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.35

Income (loss) from investment operations:
Net investment loss(a)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.35

Total from investment operations	2.31

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$16.66

Total Return(b):	16.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,337
Average net assets (000)	$51,167
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment loss	(.49	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2005	2004	2003	2002	2001

$12.18	$11.54	$9.31	$11.23	$20.00

(.04)	(.07)	(.04)	(.08)	(.08)
2.21	.71	2.27	(1.84)	(5.39)

2.17	.64	2.23	(1.92)	(5.47)

—	—	—	—	—
—	—	—	—	(3.30)

—	—	—	—	(3.30)

$14.35	$12.18	$11.54	$9.31	$11.23

17.82%	5.55%	23.95%	(17.10)%	(31.27)%

$50,937	$65,603	$53,834	$70,804	$130,201
$59,418	$75,607	$58,843	$109,004	$195,461

1.97%	1.89%	2.09%	2.00%	2.00%
1.22%	1.14%	1.34%	1.21%	1.12%
(.28)%	(.55)%	(.37)%	(.73)%	(.58)%

See Notes to Financial Statements.

Jennison Global Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.23

Income (loss) from investment operations:
Net investment loss(a)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.34

Total from investment operations	2.28

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$16.51

Total Return(b):	16.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,740
Average net assets (000)	$13,162
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment loss	(.74	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2005	2004	2003	2002	2001

$12.11	$11.50	$9.30	$11.24	$19.99

(.07)	(.10)	(.06)	(.10)	(.09)
2.19	.71	2.26	(1.84)	(5.36)

2.12	.61	2.20	(1.94)	(5.45)

—	—	—	—	—
—	—	—	—	(3.30)

—	—	—	—	(3.30)

$14.23	$12.11	$11.50	$9.30	$11.24

17.51%	5.30%	23.66%	(17.26)%	(31.17)%

$12,313	$16,343	$13,053	$12,490	$16,006
$14,130	$17,682	$12,091	$14,897	$18,330

2.22%	2.14%	2.34%	2.21%	2.12%
1.22%	1.14%	1.34%	1.21%	1.12%
(.54)%	(.81)%	(.60)%	(.92)%	(.68)%

See Notes to Financial Statements.

Jennison Global Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.17

Income (loss) from investment operations:
Net investment income(a)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65

Total from investment operations	2.67

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total dividends and distributions	(.05)

Net asset value, end of period	$18.79

Total Return(b):	16.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,926
Average net assets (000)	$15,227
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment income	.26	%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended October 31,
2005	2004	2003	2002	2001

$13.62	$12.90	$10.32	$12.35	$21.46

.07	.01	.05	.01	.05
2.48	.79	2.53	(2.04)	(5.86)

2.55	.80	2.58	(2.03)	(5.81)

—	(.08)	—	—	—
—	—	—	—	(3.30)

—	(.08)	—	—	(3.30)

$16.17	$13.62	$12.90	$10.32	$12.35

18.72%	6.32%	24.90%	(16.50)%	(30.57)%

$14,245	$19,635	$36,372	$33,228	$42,562
$16,923	$24,872	$33,443	$40,960	$54,387

1.22%	1.14%	1.34%	1.21%	1.12%
1.22%	1.14%	1.34%	1.21%	1.12%
.47%	.10%	.40%	.08%	.32%

See Notes to Financial Statements.

Jennison Global Growth Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange
Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVIS0R	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Global Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Global Growth Fund
Share Class	A	B	C	Z
NASDAQ	PRGAX	PRGLX	PRGCX	PWGZX
CUSIP	743969107	743969206	743969305	743969404

MF115E2    IFS-A120138    Ed. 06/2006

SEMIANNUAL REPORT

APRIL 30, 2006

STRATEGIC PARTNERS

INTERNATIONAL VALUE FUND

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners International Value Fund, a Series of the Prudential World Fund, Inc., informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc.

Strategic Partners International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners International Value Fund is long-term growth of capital through investment in equity securities of foreign issuers. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	24.61%	37.70%	34.82%	N/A	106.64%
Class B	24.06	36.56	29.67	N/A	91.96
Class C	24.13	36.63	29.80	N/A	92.23
Class Z	24.76	37.98	36.43	113.26%	270.63
MSCI EAFE® Index[3]	22.89	33.49	55.17	90.90	***
Lipper International Large-Cap Core Funds Avg.[4]	23.11	34.04	40.77	96.73	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		20.88%	5.09%	N/A	6.74%
Class B		21.90	5.31	N/A	6.55
Class C		25.92	5.48	N/A	6.57
Class Z		28.24	6.54	7.75%	9.87
MSCI EAFE® Index[3]		24.41	9.63	6.49	*	**
Lipper International Large-Cap Core Funds Avg.[4]		25.11	7.34	6.67	*	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, and Class C, 9/23/96; Class Z, 11/5/92.

3The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

Investors cannot invest directly in an index. The returns for the MSCI EAFE Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI EAFE Index Closest Month-End to Inception cumulative total returns as of 4/30/06 are 93.63% for Class A, Class B, and Class C, and 225.84% for Class Z. MSCI EAFE Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.68% for Class A, Class B, and Class C, and 8.82% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/06 are 96.87% for Class A, Class B, and Class C, and 253.20% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.65% for Class A, Class B, and Class C, and 9.22% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Toyota Motor Corp., Automobile Manufacturers	2.0%
Lloyds TSB Group PLC, Financial—Bank & Trust	1.7
Barclays PLC, Financial Services	1.7
UBS AG, Financial Services	1.5
Vodafone Group PLC ADR, Telecommunications	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Financial—Bank & Trust	11.0%
Financial Services	10.5
Telecommunications	10.2
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	6.7

Industry weightings reflect only long-term investments and are subject to change.

Strategic Partners International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

4	Visit our website at www.strategicpartners.com

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners International Value Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,246.10	1.67%	$9.30
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class B	Actual	$1,000.00	$1,240.60	2.42%	$13.44
	Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08

Class C	Actual	$1,000.00	$1,241.30	2.42%	$13.45
	Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08

Class Z	Actual	$1,000.00	$1,247.60	1.42%	$7.91
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

Strategic Partners International Value Fund	5

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS

Australia 2.2%
155,688	Bluescope Steel Ltd.	$908,422
59,100	Commonwealth Bank of Australia	2,110,362
155,500	CSR Ltd.	478,472
42,268	David Jones Ltd.	86,063
400,200	Qantas Airways Ltd.	1,052,022
59,235	Santos Ltd.	531,946
344,703	Telestra Corp. Ltd.	1,031,841

		6,199,128
Austria 0.4%
4,795	Boehler-Uddeholm AG	1,087,743
Belgium 0.7%
9,428	Dexia	248,713
45,800	Fortis	1,716,691

		1,965,404
Brazil 0.9%
67,577	Empresa Brasileira de Aeronautica SA, ADR	2,624,015
Canada 2.0%
22,300	Canadian Natural Resources Ltd.	1,340,333
56,572	Rogers Communications, Inc. (Class B Stock)	2,397,878
67,966	Shaw Communications, Inc. (Class B Stock)	1,829,772

		5,567,983
China 0.5%
2,231,420	China Petroleum and Chemical Corp. (Class H Stock)	1,417,428
Denmark 1.1%
2,865	Danisco A/S	243,217
24,445	Danske Bank A/S	972,492
31,541	Novo Nordisk A/S	2,048,204

		3,263,913
Finland 0.9%
37,300	Rautaruukki Oyj	1,308,211
6,350	Air Liquide	1,373,921

		2,682,132

See Notes to Financial Statements.

Strategic Partners International Value Fund 7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
France 10.2%
27,223	BNP Paribas	$2,572,420
52,345	Carrefour SA	3,036,464
5,103	Ciments Francais	863,333
6,996	CNP Assurances	756,406
21,500	Compagnie Generale des Establissements Michelin (Class B Stock)	1,551,524
23,100	Credit Agricole SA	930,831
116,700	France Tele SA	2,725,218
62,600	JC Decaux SA*	1,871,745
21,533	LVMH Moet Hennessy Louis Vuitton	2,267,018
4,100	Natexis Banques Populaires	1,111,072
51,418	PSA Peugeot Citroen SA	3,379,690
8,005	Renault SA	929,123
33,194	Sanofi-Aventis	3,130,364
2,400	Schneider Electric SA	271,750
7,366	Societe Generale	1,125,382
5,100	Total SA	1,410,376
23,600	Vivendi	861,657

		28,794,373

Germany 6.9%
9,258	Adidas-Salomon AG	1,954,641
26,977	BASF AG	2,312,975
21,297	Deutsche Bank AG	2,614,837
18,287	Deutsche Boerse AG	2,644,629
40,200	Deutsche Telekom AG	726,262
33,608	Fraport AG	2,542,733
19,342	MAN AG	1,466,316
14,900	Salzgitter AG	1,182,390
9,500	SAP AG	2,075,848
47,719	ThyssenKrup AG	1,573,094
20,619	TUI AG	439,101

		19,532,826

Greece 0.9%
68,700	OPAP SA	2,539,501

Guernsey 1.2%
93,494	Amdocs Ltd.*	3,477,977

Hong Kong 2.8%
989,458	Chaoda Modern Agriculture Holdings Ltd.	689,135
661,612	China Merchants Holdings International Co. Ltd.	2,257,056

See Notes to Financial Statements.

8 Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
331,100	Citic Pacific Ltd.	$1,191,453
430,648	Hong Kong Exchanges and Clearing Ltd.	3,096,569
192,347	Orient Overseas International Ltd.	723,165

		7,957,378

Ireland 0.3%
32,900	Irish Life & Permanent PLC	837,043

Israel 1.0%
68,400	Teva Pharmaceutical Industries Ltd., ADR	2,770,200

Italy 1.9%
25,100	Banco Popolare di Verona, Scrl.	706,476
57,500	Benetton Group SpA	875,586
57,101	Eni SpA	1,743,344
164,300	IFIL-Investments SpA	1,006,354
56,500	San Paolo-IMI SpA	1,061,371

		5,393,131

Japan 21.1%
33,973	Alpine Electronics, Inc.	483,347
54,025	Alps Electric Co. Inc.	948,456
38,953	Asahi Breweries Ltd.	557,278
97,300	Asahi Kasei Corp.	719,506
212,418	Bank of Fukuoka Ltd. (The)	1,830,080
301,620	Bank of Yokohama Ltd. (The)	2,365,491
175,214	Cosmo Oil Co. Ltd.	1,007,906
23,000	Daiwa Securities Group Inc.	318,948
175,214	Denki Kagaku Kogyo KK	803,247
208,756	Hitachi Ltd.	1,552,859
42,347	Hokkaido Electric Power Co. Inc.	942,780
94,553	Hokuetsu Paper Mills Ltd.	542,248
36,713	Honda Motor Co. Ltd.	2,608,424
42,555	Hosiden Corp.	497,064
33,400	Hoya Corp.	1,352,251
25,330	JS Group Corp.	563,927
109,677	Kaken Pharmaceutical Co. Ltd.	886,162
43,000	Kansai Electric Power Co., Inc. (The)	1,006,411
203,600	Kurabo Industries Ltd.	686,624
173,200	Marubeni Corp.	997,841
158	Millea Holdings Inc.	3,149,870
152,478	Mitsubishi Chemical Holdings Corp.*	964,161
166,300	Nippon Oil Corp.	1,315,912

See Notes to Financial Statements.

Strategic Partners International Value Fund 9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
431	Nippon Telegraph and Telephone Corp.	$1,930,444
119	Nippon Unipac Group Inc.	508,962
29,116	Nipro Corp.	495,047
120,830	Nissan Motor Co. Ltd.	1,588,570
165,647	NSK Ltd.	1,498,410
1,200	NTT Docomo Inc.	1,791,595
105,200	Oji Paper Co. Ltd	628,253
39,644	Okasan Holdings, Inc.	447,394
285,407	Osaka Gas Co. Ltd.	1,067,785
99,079	Rengo Co. Ltd.	781,390
34,500	Ricoh Co. Ltd.	684,758
45,000	Secom Co., Ltd.	2,454,222
147,300	Sharp Corp.	2,585,981
126,100	Shiseido Co. Ltd.	2,441,931
78,000	SMK Corporation	566,513
251	Sumitomo Osaka Cement Co. Ltd.	921
73,931	Sumitomo Trust & Banking Co. Ltd. (The)	786,935
15,019	Takefuji Corp.	976,073
91,259	Tanabe Seiyaku Co. Ltd.	1,075,568
25,700	Tohoku Electric Power Co., Inc.	592,478
558,900	Tokyo Gas Co. Ltd.	2,704,553
74,300	Tokyo Steel Mfg Co. Ltd.	1,575,853
15,000	Toppan Printing Co. Ltd.	200,369
98,866	Toyota Motor Corp.	5,782,704
36,420	UNY Co. Ltd.	650,900

		59,918,402

Liechtenstein 0.4%
4,341	Verwaltungs und Privat Bank AG	1,001,069

Mexico 2.1%
105,013	America Movil SA de CV Series L, ADR	3,876,030
739,198	Wal-Mart de Mexico SA de CV Series V	2,107,223

		5,983,253

Netherlands 3.7%
35,474	ABN AMRO Holding NV	1,060,228
39,600	Aegon NV	722,916
25,387	Euronext NV	2,269,213
72,348	ING Groep NV ADR	2,944,523
50,280	Schlumberger Ltd.	3,476,359

		10,473,239

See Notes to Financial Statements.

10 Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
Norway 0.6%
10,200	Norsk Hydro ASA*	$1,570,071

Portugal 0.3%
200,200	Energias de Portugal SA	788,030

Russia 0.5%
16,900	LUKOIL, ADR	1,529,450

Singapore 0.7%
419,960	Mobileone Ltd.*	571,139
307,141	Neptune Orient Lines, Ltd.	442,964
97,000	Singapore Airlines Ltd.	871,276

		1,885,379

South Korea 2.7%
27,220	Hyundai Motor Co.	2,392,428
16,421	Kookmin Bank	1,471,135
2,545	Samsung Electronics Co. Ltd.	1,737,680
44,162	Shinhan Financial Group Co. Ltd.	2,200,609

		7,801,852

Spain 2.8%
67,941	Banco Santander Central Hispano SA	1,053,435
7,100	Compania Espanola de Petroleos SA	428,254
68,200	Endesa SA	2,264,614
56,547	Repsol YPF SA	1,689,333
57,416	Sogecable SA*	2,175,266
5,361	Union Fenosa SA	207,300

		7,818,202

Sweden 1.1%
36,700	Electrolux AB, Series B	1,099,639
167,086	Nordea Bank AB	2,151,268

		3,250,907

Switzerland 6.9%
14,000	Baloise Holding	1,069,021
2,017	Ciba Specialty Chemicals AG (Reg’d)	123,765
1,709	Georg Fischer AG (Reg’d)*	830,936
3,479	Givaudan SA	2,920,206
40,043	Novartis AG	2,297,258
2,263	Rieter Holdings AG	992,640

See Notes to Financial Statements.

Strategic Partners International Value Fund 11

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
22,925	Roche Holding AG, ADR*	$3,525,075
3,100	Swisscom AG	1,034,208
5,400	Syngenta AG	753,266
37,020	UBS AG	4,387,953
6,456	Zurich Financial Services AG (Reg’d)*	1,570,793

		19,505,121

United Kingdom 21.0%
58,000	Alliance & Leicester PLC	1,187,753
6,016	Arriva PLC	63,574
12,400	AstraZeneca PLC	685,145
139,040	Aviva PLC	2,030,910
126,000	BAE SYSTEMS PLC	959,280
383,521	Barclays PLC	4,790,690
31,866	Boots Group PLC	407,351
73,600	BP PLC	907,954
39,116	BP PLC ADR	2,883,632
166,655	Bradford & Bingley PLC	1,470,896
482,864	BT Group PLC	1,930,558
229,072	Cadbury Schweppes PLC	2,272,424
62,100	Dairy Crest Group PLC	533,373
276,764	DSG International PLC	927,375
101,365	FirstGroup PLC	768,953
119,200	GKN PLC	681,447
91,707	GlaxoSmithKline PLC	2,602,139
51,100	Hanson PLC	682,570
110,293	HBOS PLC	1,935,829
272,238	Legal & General Group PLC	687,570
497,889	Lloyds TSB Group PLC	4,843,790
22,978	Mitchells & Butler PLC	206,261
95,000	Next PLC	2,792,589
200,998	Northern Foods PLC	327,128
204,969	Northumbrian Water Group PLC	926,020
427,225	Old Mutual PLC	1,497,757
411,300	Pilkington PLC	1,220,670
53,500	Rio Tinto PLC	2,942,412
77,600	Royal Bank of Scotland Group PLC	2,534,403
45,200	Royal Dutch Shell (Class A Stock)	1,549,929
78,400	Royal Dutch Shell PLC (Class B Stock)	2,803,574
230,241	Shanks Group PLC	755,742
73,357	Tate & Lyle PLC	742,426
304,585	Tesco PLC	1,774,589

See Notes to Financial Statements.

12 Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
128,588	TT Electronics PLC	$424,422
29,580	Viridian Group PLC	518,640
372,800	VODAFONE GROUP PLC	880,368
178,829	Vodafone Group PLC, ADR	4,238,247

		59,388,390

	Total Long-Term Investments (cost $207,712,393)	277,023,540

SHORT-TERM INVESTMENTS 1.9%

Put Option
5,900	Syngenta AG (cost $0)	9,467

Affiliated Money Market Mutual Fund 1.9%
5,325,748	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,325,748) (Note 3)(a)	5,325,748

	Total Short-Term Investments (cost $5,325,748)	5,335,215

	Total Investments 99.7% (cost $213,038,141; Note 5)	282,358,755
	Other assets in excess of liabilities(b) 0.3%	879,093

	Net Assets 100%	$283,237,848

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on foreign currency contracts as follows:

See Notes to Financial Statements.

Strategic Partners International Value Fund 13

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Forward foreign currency exchange contracts outstanding at April 30, 2006:

Foreign Currency Contracts	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Bought:
Euro Currency 494,238 expiring 05/04/06	$624,508	$623,534	$(974)
Japanese Yen 27,759,377 expiring 05/08/06	244,216	243,792	(424)
Japanese Yen 91,752,201 expiring 05/08/06	803,821	805,798	1,977
Japanese Yen 1,167,090,000 expiring 06/01/06	10,187,321	10,299,750	112,429
Mexican Peso 12,000,000 expiring 06/06/06	1,114,407	1,081,017	(33,390)
Singapore Dollar 1,293,065 expiring 05/04/06	818,017	817,930	(87)

Sold:
Euro Currency 8,480,000 expiring 10/04/06	10,381,386	10,802,747	(421,361)
Japanese Yen 778,060,000 expiring 06/01/06	6,753,465	6,866,500	(113,035)
Japanese Yen 389,030,000 expiring 06/01/06	3,330,765	3,433,250	(102,485)
Mexican Peso 71,880,000 expiring 06/06/06	6,736,013	6,475,290	260,723
Pound Sterling 441,945 expiring 05/08/06	803,821	805,910	(2,089)
Pound Sterling 2,520,000 expiring 06/05/06	4,355,947	4,597,849	(241,902)

			$(540,618)

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2006 was as follows:

Financial - Bank & Trust	11.0%
Financial Services	10.5
Telecommunications	10.2
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	6.7
Automobile Manufacturers	5.0
Metals & Mining	3.2
Chemicals	2.7
Utilities	2.6
Insurance	2.4
Retail & Merchandising	2.4
Foods	2.3
Automotive Parts	1.9
Affiliated Money Market Mutual Fund	1.9
Electronic Components	1.5
Miscellaneous	1.4
Cable Television	1.4
Electronic Components & Equipment	1.4
Building Materials	1.3
Aerospace/Defense	1.3
Business Services	1.3
Clothing & Apparel	1.2
Conglomerates	1.2
Semiconductors	1.0
Metals	1.0
Waste Disposal	1.0
Commercial Banks	1.0
Gas Distribution	1.0
Gaming	0.9
Machinery & Equipment	0.9
Cosmetics & Toiletries	0.9
Diversified Operations	0.8
Computer Services & Software	0.7
Airlines	0.7
Advertising	0.7
Real Estate	0.5
Paper & Forest Products	0.5
Industrial Gases	0.5
Transportation	0.5
Consumer Products & Services	0.4
Electric - Integrated	0.4
Diversified Financial Services	0.3
Environmental Services	0.3
Office Equipment	0.2
Beverages	0.2
Lumber & Wood Products	0.2
Paper & Related Products	0.2
Medical Supplies & Equipment	0.2
Financial - Brokerage	0.2
Entertainment & Leisure	0.2
Printing	0.1

99.7
Other assets in excess of liabilities	0.3

Total	100.0%

See Notes to Financial Statements.

Strategic Partners International Value Fund 15

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $207,712,393)	$277,033,007
Affiliated investments (cost $5,325,748)	5,325,748
Foreign currency, at value (cost $546,657)	555,168
Receivable for investments sold	2,334,883
Dividends and interest receivable	2,016,628
Receivable for Series shares sold	1,698,612
Unrealized appreciation on forward currency contracts	375,129
Other assets	9,884

Total assets	289,349,059

Liabilities
Payable for investments purchased	4,105,398
Unrealized depreciation on forward currency contracts	915,747
Payable for Series shares reacquired	325,150
Payable to transfer agent	312,202
Accrued expenses	193,424
Management fee payable	135,575
Distribution fee payable	85,409
Payable to custodian	32,483
Deferred directors’ fee payable	4,605
Withholding tax payable	1,218

Total liabilities	6,111,211

Net Assets	$283,237,848

Net assets were comprised of:
Common stock, at par	$107,832
Paid-in capital in excess of par	218,532,092

218,639,924
Undistributed net investment income	1,066,754
Accumulated net realized loss on investments and foreign currency transactions	(5,324,167)
Net unrealized appreciation on investments and foreign currencies	68,855,337

Net assets, April 30, 2006	$283,237,848

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($73,406,190 ÷ 2,793,646 shares of common stock issued and outstanding)	$26.28
Maximum sales charge (5.50% of offering price)	1.52

Maximum offering price to public	$27.80

Class B:
Net asset value, offering price and redemption price per share ($20,727,604 ÷ 811,802 shares of common stock issued and outstanding)	$25.53

Class C:
Net asset value, offering price and redemption price per share ($16,583,074 ÷ 648,591 shares of common stock issued and outstanding)	$25.57

Class Z:
Net asset value, offering price and redemption price per share ($172,520,980 ÷ 6,529,205 shares of common stock issued and outstanding)	$26.42

See Notes to Financial Statements.

Strategic Partners International Value Fund 17

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $124,198)	$3,113,019
Interest	90,365
Affiliated dividends	64,158
Affiliated income from securities lending	1,378

Total income	3,268,920

Expenses
Management fee	1,324,069
Distribution fee — Class A	80,413
Distribution fee — Class B	97,453
Distribution fee — Class C	69,397
Transfer agent’s fees and expenses (including affiliated expenses of $203,000)	315,000
Custodian’s fees and expenses	126,000
Reports to shareholders	37,000
Registration fees	33,000
Loan interest expense (Note 7)	29,767
Legal fees	18,000
Audit fees	11,000
Trustees’ fees	9,000
Miscellaneous	25,068

Total expenses	2,175,167
Less: Expense subsidy (Note 2)	(50,011)

Net expenses	2,125,156

Net investment income	1,143,764

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	14,770,679
Foreign currency transactions	(196,273)

14,574,406

Net change in unrealized appreciation (depreciation) on:
Investments	43,685,156
Foreign currencies	(462,543)

43,222,613

Net gain on investments and foreign currencies	57,797,019

Net Increase In Net Assets Resulting From Operations	$58,940,783

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,143,764	$4,599,487
Net realized gain on investment and foreign currency transactions	14,574,406	85,305,923
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,222,613	(21,790,261)

Net increase in net assets resulting from operations	58,940,783	68,115,149

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,338,851)	(526,469)
Class B	(279,268)	(57,515)
Class C	(186,171)	(28,274)
Class Z	(3,990,294)	(3,534,518)

	(5,794,584)	(4,146,776)

Distributions from Net Realized Gains
Class A	(866,912)	—
Class B	(289,254)	—
Class C	(192,828)	—
Class Z	(2,323,970)	—

	(3,672,964)	—

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	44,007,269	113,014,644
Net asset value of shares issued in reinvestment of dividends and distributions	9,238,126	4,105,182
Cost of shares reacquired	(69,203,177)	(321,270,560)

Net decrease in net assets from Series share transactions	(15,957,782)	(204,150,734)

Total increase (decrease)	33,515,453	(140,182,361)
Net Assets
Beginning of period	249,722,395	389,904,756

End of period(a)	$283,237,848	$249,722,395

(a) Includes undistributed net investment income of:	$1,066,754	$5,717,574

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund 19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of three series: Strategic Partners International Value Fund (the “Series”), Jennison Global Growth Fund, and the Dryden International Equity Fund. These financial statements relate to Strategic Partners International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any

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restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2006, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

Strategic Partners International Value Fund 21

Notes to Financial Statements

(Unaudited) Cont’d

valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and

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distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95 of 1% of the next $700 million of average daily net assets and .90 of 1% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2006 was 1.00%.

Effective August 1, 2005, PI has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to

Strategic Partners International Value Fund 23

Notes to Financial Statements

(Unaudited) Cont’d

1.61%, 2.36%, 2.36% and 1.36% of the average daily net assets of the Class A, B, C and Z shares, respectively.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2006, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $45,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2006, it received approximately $9,300 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund

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transactions through a national clearing system. For the six month ended April 30, 2006, the Fund incurred approximately $30,000 in total networking fees. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 were $69,926,788 and $86,997,901, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2005 of approximately $15,418,000, of which $3,326,000 expires in 2010, $9,597,000 expires in 2011 and $2,495,000 expires in 2012.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$213,679,938	$70,174,700	$(1,495,883)	$68,678,817

The difference between book basis and tax basis was attributable to deferred losses on wash sale and other tax adjustments. The other cost basis adjustments are primarily attributable to depreciation of foreign currency and mark to market of receivables and payables.

Strategic Partners International Value Fund 25

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	354,496	$8,489,959
Shares issued in reinvestment of dividends and distributions	92,600	2,039,055
Shares reacquired	(535,073)	(12,416,420)

Net increase (decrease) in shares outstanding before conversion	(87,977)	(1,887,406)
Shares issued upon conversion from Class B	78,024	1,793,757

Net increase (decrease) in shares outstanding	(9,953)	$(93,649)

Year ended October 31, 2005:
Shares sold	591,328	$12,172,121
Shares issued in reinvestment of dividends and distributions	25,412	492,479
Shares reacquired	(1,243,275)	(25,297,301)

Net increase (decrease) in shares outstanding before conversion	(626,535)	(12,632,701)
Shares issued upon conversion from Class B	394,832	8,068,864

Net increase (decrease) in shares outstanding	(231,703)	$(4,563,837)

Class B
Six months ended April 30, 2006:
Shares sold	80,612	$1,867,228
Shares issued in reinvestment of dividends and distributions	25,034	537,474
Shares reacquired	(109,277)	(2,517,222)

Net increase (decrease) in shares outstanding before conversion	(3,631)	(112,520)
Shares reaquired upon conversion into Class A	(80,129)	(1,793,757)

Net increase (decrease) in shares outstanding	(83,760)	$(1,906,277)

Year ended October 31, 2005:
Shares sold	211,140	$4,180,370
Shares issued in reinvestment of dividends and distributions	2,873	54,295
Shares reacquired	(374,361)	(7,417,792)

Net increase (decrease) in shares outstanding before conversion	(160,348)	(3,183,127)
Shares reaquired upon conversion into Class A	(406,074)	(8,068,864)

Net increase (decrease) in shares outstanding	(566,422)	$(11,251,991)

Class C
Six months ended April 30, 2006:
Shares sold	120,489	$2,891,447
Shares issued in reinvestment of dividends and distributions	16,596	356,650
Shares reacquired	(88,143)	(2,039,525)

Net increase (decrease) in shares outstanding	48,942	$1,208,572

Year ended October 31, 2005:
Shares sold	146,397	$2,923,171
Shares issued in reinvestment of dividends and distributions	1,399	26,461
Shares reacquired	(283,010)	(5,650,636)

Net increase (decrease) in shares outstanding	(135,214)	$(2,701,004)

Strategic Partners International Value Fund 27

Notes to Financial Statements

(Unaudited)

Class Z	Shares	Amount
Six months ended April 30, 2006:
Shares sold	1,285,199	$30,758,635
Shares issued in reinvestment of dividends and distributions	285,034	6,304,947
Shares reacquired	(2,157,123)	(52,230,010)

Net increase (decrease) in shares outstanding	(586,890)	$(15,166,428)

Year ended October 31, 2005:
Shares sold	4,589,691	$93,738,982
Shares issued in reinvestment of dividends and distributions	181,498	3,531,947
Shares reacquired	(13,701,289)	(282,904,831)

Net increase (decrease) in shares outstanding	(8,930,100)	$(185,633,902)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement was $500 million. The Funds paid a commitment fee of .0725% of 1% of the unused portion of the agreement. The expiration of the SCA is October 27, 2006. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption.

The Fund utilized the line of credit during for the six months ended April 30, 2006. The average daily balance for the 83 days the Fund had debt outstanding during the six months was approximately $2,669,639 at a weighted average interest rate of approximately 4.82%.

Note 8. In-Kind Redemption

During the six months ended April 30, 2006, shareholders redeemed Series shares in exchange for Series’ portfolio securities valued at $25,598,448. The Series realized a gain of $5,492,586 related to the in-kind redemption transactions. This gain is not taxable for Federal Income Tax purposes.

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Financial Highlights

APRIL 30, 2006	SEMIANNUAL REPORT

Strategic Partners International Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.88

Income from investment operations
Net Investment income	.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.11

Total from investment operations	5.22

Less dividends and distributions:
Dividends from net investment income	(.50)
Distributions from net realized gains	(.32)

Total dividends and distributions	(.82)

Net asset value, end of period	$26.28

Total Return(a):	24.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$73,406
Average net assets (000)	$64,864
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.67	%(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(d)(f)
Net investment income	0.85	%(d)(f)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	27%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 1.61% of the average daily net assets of the Class A shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.71%, 1.46% and 0.82% for the six months ended April 30, 2006, and 1.62%, 1.37% and 1.15%, respectively, for the year ended October 31, 2005.

See Notes to Financial Statements.

30 Visit our website at www.strategicpartners.com

Class A
Year Ended October 31,
2005(b)		2004(b)	2003(b)	2002(b)	2001

$18.29		$16.07	$14.08	$17.29	$22.08

.24		.16	.14	.07	.13
3.53		2.20	1.89	(2.53)	(4.01)

3.77		2.36	2.03	(2.46)	(3.88)

(.18)		(.14)	(.04)	—	—
—		—	—	(.75)	(.91)

$21.88		$18.29	$16.07	$14.08	$17.29

20.71%		14.77%	14.44%	(15.07)%	(18.25)%

$61,347		$55,530	$41,889	$41,011	$53,269
$59,739		$49,953	$40,463	$49,279	$63,061

1.62	%(f)	1.61%	1.72%	1.64%	1.60%
1.37	%(f)	1.36%	1.47%	1.39%	1.35%
1.15	%(f)	.90%	.97%	.42%	.62%

121%		24%	23%	35%	115%

See Notes to Financial Statements.

Strategic Partners International Value Fund 31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.19

Income from investment operations
Net Investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.98

Total from investment operations	4.98

Less dividends and distributions:
Dividends from net investment income	(.32)
Distributions from net realized gains	(.32)

Total dividends and distributions	(.64)

Net asset value, end of period	$25.53

Total Return(a):	24.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,728
Average net assets (000)	$19,652
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.42	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)(d)
Net investment income (loss)	0.07	%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 2.36% of the average daily net assets of the Class B shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.46%, 1.46% and 0.03% for the six months ended April 30, 2006, and 2.37%, 1.37% and 0.38%, respectively, for the year ended October 31, 2005.
(d)	Annualized.
(e)	Amount less than $0.005.

See Notes to Financial Statements.

32 Visit our website at www.strategicpartners.com

Class B
Year Ended October 31,
2005(b)		2004(b)	2003(b)	2002(b)	2001

$17.73		$15.58	$13.71	$16.99	$21.88

.08		.03	.03	(.05)	(.03)
3.42		2.15	1.84	(2.48)	(3.95)

3.50		2.18	1.87	(2.53)	(3.98)

(.04)		(.03)	—	—	—
—		—	—	(.75)	(.91)
(.04)		(.03)	—	(.75)	(.91)

$21.19		$17.73	$15.58	$13.71	$16.99

19.77%		13.98%	13.64%	(15.77)%	(18.93)%

$18,978		$25,917	$33,651	$37,636	$55,620
$23,092		$33,863	$33,581	$49,420	$74,063

2.37	%(c)	2.36%	2.47%	2.39%	2.35%
1.37	%(c)	1.36%	1.47%	1.39%	1.35%
.38	%(c)	.15%	.20%	(.33)%	(.13)%

See Notes to Financial Statements.

Strategic Partners International Value Fund 33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.21

Income (Loss) from investment operations
Net Investment income	.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.98

Total from investment operations	5.00

Less Dividends and Distributions:
Dividends from net investment income	(.32)
Distributions from net realized gains	(.32)

Total dividends and distributions	(.64)

Net asset value, end of period	$25.57

Total Return(a):	24.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,583
Average net assets (000)	$13,994
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.42	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)(d)
Net investment income	0.10	%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 2.36% of the average daily net assets of the Class C shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.46%, 1.46% and 0.06% for the six months ended April 30, 2006, and 2.37%, 1.37% and 0.40%, respectively, for the year ended October 31, 2005.
(d)	Annualized.

See Notes to Financial Statements.

34 Visit our website at www.strategicpartners.com

Class C
Year Ended October 31,
2005(b)		2004(b)	2003(b)	2002(b)	2001
$17.74		$15.60	$13.73	$17.00	$21.88

.08		.06	.03	(.05)	(.03)
3.43		2.11	1.84	(2.47)	(3.94)

3.51		2.17	1.87	(2.52)	(3.97)

(.04)		(.03)	—	—	—
—		—	—	(.75)	(.91)

(.04)		(.03)	—	(.75)	(.91)

$21.21		$17.74	$15.60	$13.73	$17.00

19.81%		13.90%	13.62%	(15.70)%	(18.89)%

$12,720		$13,040	$7,438	$7,850	$11,306
$13,293		$11,763	$6,988	$9,978	$14,599

2.37	%(c)	2.36%	2.47%	2.39%	2.35%
1.37	%(c)	1.36%	1.47%	1.39%	1.35%
.40	%(c)	.33%	.18%	(.34)%	(.15)%

See Notes to Financial Statements.

Strategic Partners International Value Fund 35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.02

Income (Loss) from investment operations
Net Investment income	.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.18

Total from investment operations	5.28

Less Dividends and Distributions:
Dividends from net investment income	(.56)
Distributions from net realized gains	(.32)

Total dividends and distributions	(.88)

Net asset value, end of period	$26.42

Total Return(a):	24.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$172,521
Average net assets (000)	$168,498
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.42	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)(d)
Net investment income	1.02	%(c)(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 1.36% of the average daily net assets of the Class Z shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.46%, 1.46% and 0.99% for the six months ended April 30, 2006, and 1.37%, 1.37% and 1.43%, respectively, for the year ended October 31, 2005.
(d)	Annualized.

See Notes to Financial Statements.

36 Visit our website at www.strategicpartners.com

Class Z
Year Ended October 31,
2005(b)		2004(b)	2003(b)	2002(b)	2001
$18.41		$16.17	$14.17	$17.39	$22.15

.29		.20	.18	.11	.20
3.54		2.22	1.90	(2.55)	(4.05)

3.83		2.42	2.08	(2.44)	(3.85)

(.22)		(.18)	(.08)	(.03)	—
—		—	—	(.75)	(.91)

(.22)		(.18)	(.08)	(.78)	(.91)

$22.02		$18.41	$16.17	$14.17	$17.39

20.97%		15.09%	14.76%	(14.91)%	(18.08)%

$156,678		$295,418	$310,521	$269,625	$306,278
$264,624		$334,003	$276,808	$308,825	$375,390

1.37	%(c)	1.36%	1.47%	1.39%	1.35%
1.37	%(c)	1.36%	1.47%	1.39%	1.35%
1.43	%(c)	1.10%	1.22%	.68%	.89%

See Notes to Financial Statements.

Strategic Partners International Value Fund 37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners International Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MFSP115E2    IFS-A120141    Ed. 06/2006

Dryden International Equity Fund

APRIL 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden International Equity Fund, a series of Prudential World Fund, Inc., informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc.

Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	22.17%	33.27%	32.05%	–15.62%
Class B	21.85	32.29	27.02	–19.47
Class C	21.85	32.29	27.02	–19.47
Class Z	22.36	33.59	33.51	–14.56
MSCI EAFE® Index[3]	22.89	33.49	55.17	27.82
Lipper International Multi-Cap Growth Funds Avg.[4]	24.52	36.89	48.69	2.62

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A		17.26%	6.12%	–4.43%
Class B		18.23	6.35	–4.28
Class C		22.23	6.51	–4.28
Class Z		24.30	7.58	–3.35
MSCI EAFE® Index[3]		24.41	9.63	3.32
Lipper International Multi-Cap Growth Funds Avg.[4]		27.71	8.41	–1.18

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/1/2000. The Since Inception returns for the MSCI EAFE® Index and the Lipper International Multi-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE®) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper Average represents returns based on an average return of all funds in the Lipper International Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/06
HSBC Holdings PLC, Banks	1.7%
Toyota Motor Corp., Automobiles	1.6
GlaxoSmithKline PLC, Pharmaceuticals	1.5
Total SA, Oil, Gas & Consumable Fuels	1.5
Vodafone Air Touch PLC, Diversified Telecommunication Services	1.3

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/06
Banks	16.0%
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	6.3
Insurance	5.0
Metals & Mining	4.4

Industry weightings are subject to change.

Dryden International Equity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

4	Visit our website at www.jennisondryden.com

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Equity Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,221.70	1.43%	$7.88
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

Class B	Actual	$1,000.00	$1,218.50	2.18%	$11.99
	Hypothetical	$1,000.00	$1,013.98	2.18%	$10.89

Class C	Actual	$1,000.00	$1,218.50	2.18%	$11.99
	Hypothetical	$1,000.00	$1,013.98	2.18%	$10.89

Class Z	Actual	$1,000.00	$1,223.60	1.18%	$6.51
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

Dryden International Equity Fund	5

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS 96.0%

Australia 4.2%
69,162	Australia and New Zealand Banking Group, Ltd.	$1,468,659
110,060	BHP Billiton PLC	2,450,013
105,043	BlueScope Steel, Ltd.	612,914
43,681	Centro Properties Trust	215,714
7,535	Cochlear, Ltd.	302,266
43,392	Coles Myer, Ltd.	353,078
26,242	Commonwealth Bank of Australia	937,058
29,914	Computershare, Ltd.	179,090
7,801	CSL, Ltd.	341,978
180,640	CSR, Ltd.	555,828
51,981	Foster’s Group, Ltd.	232,217
170,558	General Property Trust	544,243
260,774	Macquarie Airports	649,845
126,392	Macquarie Infrastructure Group	342,815
121,723	Mirvac Group	391,187
20,049	QBE Insurance Group, Ltd.	340,898
187,525	Qantas Airways, Ltd.	492,954
28,953	Rinker Group, Ltd.	466,338
61,700	Santos, Ltd.	554,082
188,917	Stockland Trust	987,486
4,701	Suncorp-Metway, Ltd.	72,646
4,687	Wesfarmers, Ltd.	128,907
35,769	Westpac Banking Corp.	682,106
6,432	Woodside Petroleum, Ltd.	228,699
102,049	Woolworths, Ltd.	1,446,745

		14,977,766

Austria 0.8%
4,096	Boehler-Uddeholm AG	929,176
15,136	OMV AG	1,052,363
7,048	Telekom Austria AG	172,946
4,773	Voestalpine AG	696,885

		2,851,370

Belgium 0.7%
50,311	Dexia	1,327,214
26,241	Fortis	983,574
2,575	Inbev NV	129,881

		2,440,669

See Notes to Financial Statements.

Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Denmark 0.8%
54	A P Moller - Maersk A/S	$463,899
4,085	Danisco A/S	346,787
22,132	Danske Bank A/S	880,474
751	DSV A/S	122,937
14,571	Novo Nordisk SA	946,209

		2,760,306

Finland 2.0%
10,124	Kesko Oyj (Class “B” Shares)	349,456
130,894	Nokia Oyj	2,980,718
49,664	Rautaruukki Oyj	1,741,849
50,028	Sampo Oyj (Class “A” Shares)	1,032,572
28,592	YIT-Yhtyma Oyj	806,567

		6,911,162

France 9.4%
54,048	Air France-KLM	1,258,056
74,551	AXA SA	2,736,032
35,300	BNP Paribas SA	3,335,650
17,237	Bouygues SA	940,528
5,342	Business Objects SA(a)	173,475
12,281	Carrefour SA	712,405
2,521	Casino Guichard-Perrachon SA	200,849
5,708	CNP Assurances	617,147
25,087	Compagnie de Saint-Gobain	1,881,588
12,144	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	876,359
20,828	Credit Agricole SA	839,279
3,376	Euronext NV	301,763
50,638	France Telecom SA	1,182,516
4,603	Lafarge SA	566,200
1,779	Pernod-Ricard SA	344,964
2,272	Pinault-Printemps-Redoute SA	294,663
9,168	Publicis Groupe	381,113
8,766	Renault SA	1,017,451
13,852	Safran SA	355,632
37,677	Sanofi-Aventis	3,553,134
6,836	Schneider Electric SA	774,035
16,123	Societe Generale	2,463,281
6,839	STMicroelectronics NV	125,712
18,642	Total SA	5,155,337
1,191	Vinci SA	118,328
81,729	Vivendi Universal SA	2,983,999

		33,189,496

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Germany 6.8%
2,205	Adidas-Salomon AG	$466,181
11,814	Allianz AG	1,974,862
36,265	BASF AG	3,104,286
4,757	Bayer AG	219,053
13,551	Continental AG	1,613,182
33,561	DaimlerChrysler AG	1,848,175
28,969	Deutsche Bank AG	3,542,914
9,771	Deutsche Boerse AG	1,413,309
26,512	Deutsche Post AG	707,085
52,158	Deutsche Telekom AG	944,929
5,420	E.ON AG	664,303
11,460	Man AG	868,637
14,744	Muenchener Rueckversicherungs - Gesellschaft AG	2,086,675
3,089	Puma AG Rudolf Dassler Sport	1,246,878
1,235	RWE AG	107,056
5,413	SAP AG	1,184,162
4,806	Siemens AG	455,656
33,810	ThyssenKrupp AG	1,114,573
14,696	TUI AG	313,150
2,726	Volkswagen AG	211,404

		24,086,470

Greece 0.5%
3,370	Coca-Cola Hellenic Bottling Company SA	110,457
1,302	Cosmote Mobile Telecommunications SA	31,932
2,740	Hellenic Tellecommunication Organization SA	61,324
32,164	Intracom SA	257,267
19,293	National Bank of Greece SA	958,029
10,600	OPAP SA	391,830
2,255	Titan Cement Co.	114,707

		1,925,546

Hong Kong 1.4%
131,000	Cheung Kong Holdings, Ltd.	1,475,868
28,000	CLP Holdings, Ltd.	163,234
42,000	Henderson Land Development Co., Ltd.	246,747
214,652	Hong Kong Exchanges and Clearing, Ltd.	1,543,452
78,000	Hopewell Holdings, Ltd.	227,361
49,500	Kerry Properties, Ltd.	175,251
78,000	Sun Hung Kai Properties, Ltd.	891,337
13,000	Swire Pacific, Ltd. (Class “A” Shares)	132,963
16,000	Wharf Holdings	64,179

		4,920,392

See Notes to Financial Statements.

Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Ireland 1.0%
47,743	Allied Irish Banks PLC	$1,153,460
87,090	Bank of Ireland	1,632,718
11,853	CRH PLC	435,904
9,668	Depfa Bank PLC	182,104
3,409	Irish Life & Permanent PLC	86,963

		3,491,149

Italy 2.9%
2,336	Assicurazioni Generali SpA	87,559
172,748	Banca Intesa SpA	1,024,318
22,619	Banca Popolare di Milano Scrl	285,934
39,221	Banche Popolari Unite Scrl	991,609
24,426	Banco Popolare di Verona E Novara Scrl	687,505
23,791	Benetton Group SpA	362,280
71,454	Capitalia SpA	620,210
88,368	Enel SpA	763,677
107,727	ENI SpA	3,289,001
8,356	Italcementi SpA	219,800
11,365	Sanpaolo IMI SpA	213,495
109,768	Telecom Italia Mobile SpA	274,614
167,827	UniCredito Italiano SpA	1,264,038

		10,084,040

Japan 24.3%
8,950	Acom Co., Ltd.	521,916
15,800	Advantest Corp.	1,820,542
16,900	Aisin Seiki Co., Ltd.	635,243
30,975	Alps Electric Co., Ltd.	543,793
25,000	Amada Co., Ltd.	273,570
4,100	Aoyama Trading Co., Ltd.	137,549
12,647	Asahi Breweries, Ltd.	180,933
139,000	Asahi Kasei Corp.	1,027,866
14,300	Astellas Pharma, Inc.	596,540
139,882	Bank of Fukuoka, Ltd. (The)	1,205,149
47,063	Canon, Inc.	3,600,042
25,000	Central Glass Co., Ltd.	151,934
22,000	Chiyoda Corp.	494,621
33,600	Chubu Electric Power Co., Inc.	882,308
13,000	Dai Nippon Printing Co., Ltd.	232,907
46,000	Dai Nippon Screen Manufacturing Co., Ltd.	480,745
10,000	Daido Steel Co., Ltd.	91,775
6,100	Daito Trust Construction Co., Ltd.	317,148

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

26,000	Daiwa Securities Group, Inc.	$360,550
116,286	Denki Kagaku Kogyo K K	533,099
19,900	Denso Corp.	781,215
77	East Japan Railway Co.	601,177
4,000	Eisai Co., Ltd.	183,024
28,454	FamilyMart Co., Ltd.	824,645
265	Fuji Television Network, Inc.	658,631
84,000	Fujikura, Ltd.	971,572
86,000	Fujitsu, Ltd.	716,761
6,000	Hankyu Department Stores, Inc.	54,802
9,200	Hitachi Construction Machinery Co., Ltd.	251,280
11,000	Hitachi, Ltd.	81,825
453	Hokkaido Electric Power Co., Inc.	10,085
43,587	Honda Motor Co., Ltd.	3,096,815
25,400	Hoya Corp.	1,028,358
3,600	Isetan Co., Ltd.	73,824
67,000	Itochu Corp.	608,422
26,770	JS Group Corp.	595,986
12,900	Kansai Electric Power Co., Inc. (The)	301,923
19,000	Kawasaki Kisen Kaisha, Ltd.	119,475
41	KDDI Corp.	252,773
860	Keyence Corp.	225,678
113,000	Komatsu, Ltd.	2,416,502
11,500	Konica Minolta Holdings, Inc.	151,495
21,000	Kubota Corp.	237,360
3,100	Kyocera Corp.	289,404
40,200	Kyushu Electric Power Co., Inc.	939,112
10,600	Leopalace21 Corp.	413,332
22,000	Makita Corp.	653,054
260,222	Marubeni Corp.	1,499,193
7,800	Marui Co., Ltd.	150,705
14,100	Matsui Securities Co., Ltd.	188,594
72,000	Matsushita Electric Industrial Co., Ltd.	1,738,901
35,843	Mitsubishi Chemical, Inc.	226,645
59,500	Mitsubishi Corp.	1,439,621
12,000	Mitsubishi Electric Corp.	104,439
83,000	Mitsubishi Gas Chemical Co., Inc.	1,102,876
83,000	Mitsubishi Heavy Industries, Ltd.	411,118
74,000	Mitsubishi Rayon Co., Ltd.	681,737
140	Mitsubishi UFJ Financial Group, Inc.	2,200,852
87,000	Mitsui & Co., Ltd.	1,314,952
16,000	Mitsui Mining & Smelting Co., Ltd.	111,290
142,000	Mitsui O.S.K. Lines, Ltd.	1,016,379

See Notes to Financial Statements.

Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

471	Mizuho Financial Group, Inc.	$4,016,521
28,000	NGK SPARK PUG Co., Ltd.	614,763
23,000	NHK Spring Co., Ltd.	266,632
7,000	Nikon Corp.	137,707
232,000	Nippon Oil Corp.	1,835,788
20,000	Nippon Shokubai Co., Ltd.	245,554
534	Nippon Telegraph and Telephone Corp.	2,391,780
32	Nippon Paper Group, Inc.	136,864
97,000	Nippon Yusen Kabushiki Kaisha	594,616
116,670	Nissan Motor Co., Ltd.	1,533,878
30,200	Nisshin Seifun Group, Inc.	323,311
1,300	Nitori Co., Ltd.	70,329
18,500	Nomura Holdings, Inc.	418,368
113,753	NSK, Ltd.	1,028,987
18,000	NTN Corp.	148,597
140	NTT Data Corp.	647,960
671	NTT DoCoMo, Inc.	1,001,800
34,000	Obayashi Corp.	260,080
30,000	Oji Paper Co., Ltd.	179,160
2,900	ORIX Corp.	871,031
234,993	Osaka Gas Co., Ltd.	879,173
5,750	Promise Co., Ltd.	354,499
28,000	Ricoh Co., Ltd.	555,746
3,000	Sankyo Co., Ltd.	212,884
31,000	Sanwa Shutter Corp.	212,084
35,100	Sega Sammy Holdings, Inc.	1,399,499
3,300	Shin-Etsu Chemical Co., Ltd.	190,700
8,000	Shiseido Co., Ltd.	154,920
12,400	Sony Corp.	622,913
30,000	Sumitomo Chemical Co., Ltd.	262,943
90,000	Sumitomo Corp.	1,348,439
16,000	Sumitomo Electric Industries, Ltd.	254,055
32,000	Sumitomo Heavy Industries, Ltd.	337,241
494,000	Sumitomo Metal Industries, Ltd.	2,082,466
143	Sumitomo Mitsui Financial Group, Inc.	1,569,841
118,749	Sumitomo Osaka Cement Co., Ltd.	435,929
56,269	Sumitomo Trust & Banking Co., Ltd. (The)	598,938
11,000	Sumitomo Realty & Development Co., Ltd.	291,749
9,000	Suzuken Co., Ltd.	324,068
5,141	Taiheiyo Cement Corp.	25,013
39,000	Taisei Corp.	174,338
28,000	Takeda Chemical Industries, Ltd.	1,711,500
7,901	Takefuji Corp.	513,480

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

62,641	Tanabe Seiyaku Co., Ltd.	$738,280
4,700	TDK Corp.	393,369
47,000	Teijin, Ltd.	322,373
8,000	Tokuyama Corp.	132,016
27,300	Tokyo Electric Power Co., Inc. (The)	701,291
15,400	Tokyo Electron, Ltd.	1,109,033
14,000	Toray Industries, Inc.	131,190
159,000	Toshiba Corp.	1,012,383
18,000	Toyo Suisan Kaisha, Ltd.	274,430
2,100	Toyota Industries Corp.	93,690
95,334	Toyota Motor Corp.	5,576,117
20,980	UNY Co., Ltd.	374,955
25	West Japan Railway Co.	111,096
3,200	Yamada Denki Co., Ltd.	348,764
10,600	Yamaha Corp.	195,960

		85,565,153

Luxembourg 0.1%
4,557	Arcelor	187,422

Netherlands 4.5%
36,645	ABN AMRO Holding NV	1,095,226
125,421	Aegon NV	2,289,617
31,019	Buhrmann NV	601,486
5,336	Corio NV	337,606
48,774	European Aeronautic Defence and Space Co.	1,924,771
6,711	Heineken NV	271,864
87,431	ING Groep NV	3,558,393
27,571	James Hardie Industries NV	197,950
16,961	Koninklijke DSM NV	773,756
5,646	Randstad Holdings NV	375,384
128,121	Royal KPN NV	1,504,853
26,318	Unilever NV	1,900,870
1,932	Wereldhave NV	201,575
26,066	Wolters Kluwer NV	679,076

		15,712,427

New Zealand 0.1%
60,000	Air New Zealand, Ltd.	49,048
70,573	Fletcher Building, Ltd.	410,152
5,000	Sky City Entertainment Group, Ltd.	17,339
20,000	Tower, Ltd.(a)	34,615

		511,154

See Notes to Financial Statements.

Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Norway 1.0%
109,809	DBN NOR ASA	$1,522,849
9,815	Norsk Hydro ASA	1,510,808
2,851	Orkla ASA	150,060
12,300	Yara International ASA	198,011

		3,381,728

Portugal 0.5%
138,991	Banco Comercial Portugues SA	424,352
264,250	Energias de Portugal SA	1,040,144
10,757	Jeronimo Martins SGPS SA	194,067

		1,658,563

Singapore 0.9%
150,000	Cosco Corp. Singapore, Ltd.	135,682
16,000	Fraser & Neave, Ltd.	223,670
1,000	Haw Par Corp., Ltd.	3,922
35,000	Jardine Cycle & Carriage, Ltd.	247,960
48,000	Keppel Corp., Ltd.	464,546
63,000	Keppel Land, Ltd.	188,892
12,600	K-REIT Asia(a)	11,876
209,059	Neptune Orient Lines, Ltd.	301,508
92,000	Singapore Airlines, Ltd.	826,365
30,000	Singapore Petroleum Co., Ltd.	109,115
200,000	Singapore Post, Ltd.	142,957
3	Singapore Telecommunications, Ltd.	5
33,000	United Overseas Bank, Ltd.	340,249
30,000	United Overseas Land, Ltd.	58,068

		3,054,815

Spain 4.0%
6,390	Acerinox SA	107,462
8,631	Antena 3 de Television SA	227,361
82,580	Banco Bilbao Vizcaya Argentaria SA	1,824,253
213,349	Banco Santander Central Hispano SA	3,308,008
77,226	Endesa SA	2,564,327
1,420	Fomento de Construcciones y Contratas SA	115,192
44,616	Iberdrola SA	1,453,352
9,304	Industria de Diseno Tectil SA (Inditex)	378,550
70,354	Repsol YPF SA	2,101,815
88,688	Telefonica SA	1,420,995
18,430	Union Fenosa SA	712,656

		14,213,971

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Sweden 1.7%
6,152	Billerud AB	$106,168
15,728	Eniro AB	172,580
1,500	Sandvik AB	97,634
37,987	Skandinaviska Enskilda Banken AB (Class “A” Shares)	957,534
5,004	SSAB Svenskt Stal AB (Class “A” Shares)	295,109
3,800	Svenska Cellulosa AB (Class “B” Shares)	172,209
9,800	Svenska Handelbanken AB (Class “A” Shares)	281,651
60,900	Swedish Match AB	914,439
218,797	Telefonaktiebolaget LM Ericsson (Class “B” Shares)	778,965
57,175	TeliaSonera AB	355,057
40,320	Volvo AB (Class “B” Shares)	2,027,205

		6,158,551

Switzerland 6.2%
1,383	Ciba Specialty Chemicals	84,862
43,617	Credit Suisse Group	2,739,691
1,175	Givaudan AG	986,272
3,548	Holcim, Ltd.	297,526
11,092	Nestle SA	3,382,962
37,728	Novartis AG	2,164,447
1,936	Phonak Holding AG	120,200
1,651	Rieter Holding AG	724,193
16,845	Roche Holdings AG	2,590,180
1,257	Sulzer AG	1,060,169
3,440	Swatch Group AG	126,205
8,095	Swiss Re	590,709
2,816	Swisscom AG	939,461
36,465	UBS AG	4,322,171
7,420	Zurich Financial Services AG	1,805,342

		21,934,390

United Kingdom 22.2%
37,478	ABB, Ltd.(a)	534,882
33,808	Anglo American PLC	1,439,543
39,084	Arriva PLC	413,020
78,967	AstraZeneca PLC	4,363,215
141,716	Aviva PLC	2,069,997
104,083	BAE Systems PLC	792,419
263,907	Barclays PLC	3,296,552
37,198	Barratt Developments PLC	672,899
7,592	Bellway PLC	166,133
14,347	Berkeley Group Holdings PLC	301,131

See Notes to Financial Statements.

Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

121,351	BHP Billiton PLC	$2,498,364
10,291	Boots Group PLC	131,551
298,387	BP PLC	3,681,002
37,984	BP PLC ADR	2,800,180
111,088	British Airways PLC(a)	681,158
29,925	British American Tobacco PLC	765,069
65,902	British Sky Broadcasting PLC	631,524
545,916	BT Group PLC	2,182,649
49,331	Cadbury Schweppes PLC	489,370
3,270	Carnival PLC	162,075
38,819	COLT Telecom Group PLC(a)	50,260
35,314	Diageo PLC	582,792
98,858	DSG International PLC	331,251
14,686	Enterprise Inns PLC	249,864
51,390	Firstgroup PLC	389,844
47,078	Friends Provident PLC	168,908
35,805	George Wimpey PLC	341,805
189,905	GlaxoSmithKline PLC	5,388,457
15,527	Hanson PLC	207,402
120,832	HBOS PLC	2,120,807
25,951	Henderson Group PLC	40,221
338,897	HSBC Holdings PLC	5,855,518
104,386	Imperial Chemical Industries PLC	680,513
43,079	Imperial Tobacco Group PLC	1,338,609
5,160	Inchcape PLC	256,880
68,408	Kelda Group PLC	958,046
65,150	Kingfisher PLC	267,607
323,587	Legal & General Group PLC	817,258
232,974	Lloyds TSB Group PLC	2,266,524
162,637	National Grid PLC	1,706,802
39,576	Persimmon PLC	945,413
166,103	Pilkington PLC	492,966
16,817	Reckitt Benckiser PLC	613,027
49,150	Resolution PLC	561,069
19,594	Rio Tinto PLC	1,077,638
75,796	Royal & Sun Alliance Insurance Group PLC	190,741
76,201	Royal Bank of Scotland Group PLC (The)	2,488,712
92,736	Royal Dutch Shell PLC	3,172,485
101,923	Royal Dutch Shell PLC (Class “B” Shares)	3,644,754
106,560	SABMiller PLC	2,248,257
22,331	Scottish & Newcastle PLC	206,459
12,850	Scottish Power PLC	131,340
15,056	Severn Trent PLC	317,659

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

17,520	Smiths Group PLC	$325,716
96,370	Stagecoach Group PLC	190,673
82,889	Tate & Lyle PLC	838,896
63,191	Taylor Woodrow PLC	441,339
280,808	Tesco PLC	1,636,058
10,506	Tomkins PLC	64,899
4,775	Trinity Mirror PLC	47,804
36,536	Unilever PLC	388,093
30,238	United Utilities PLC	369,993
1,863,479	Vodafone Air Touch PLC	4,400,609
37,371	Vodafone Group PLC ADR	885,693
16,971	Whitbread PLC	346,612
10,007	William Hill PLC	115,785
9,005	WPP Group PLC	111,171

		78,345,962

	Total common stocks	338,362,502

PREFERRED STOCK

Germany
159	Porsche AG	159,469

Units
RIGHTS

Sweden
5,004	SSAB Svenskt Stal AB (Class “A” Shares), expiring 5/29/06(a)	1,734

	Total long-term investments (cost $262,519,767)	338,523,705

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.2%
U.S. GOVERNMENT SECURITIES

United States 0.2%
$550	United States Treasury Bill(b)(c) 4.51%, 6/15/06 (cost $546,927)	546,890

	Total Investments 96.2% (cost $263,066,694; Note 5)	339,070,595
	Other assets in excess of liabilities(d) 3.8%	13,399,280

	Net Assets 100%	$352,469,875

See Notes to Financial Statements.

Dryden International Equity Fund	17

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

ADR—American Depository Receipt

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2006:

Number of Contracts	Type	Expiration Date	Value at April 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
7	Hang Seng Stock Index	May 06	$746,153	$751,659	$(5,506)
24	Share Price Index 200	Jun 06	2,394,584	2,247,837	146,747
56	DJ Euro Stoxx 50 Index	Jun 06	2,676,221	2,652,372	23,849
55	Nikkei 225 Index	Jun 06	4,657,125	4,455,350	201,775
26	FTSE 100 Index	Jun 06	2,856,122	2,805,367	50,755

					$417,620

The industry classification of portfolio holdings shown as a percentage of net assets as of April 30, 2006 was as follows:

Banks	16.0%
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	6.3
Insurance	5.0
Metals & Mining	4.4
Automobiles	3.8
Diversified Telecommunication Services	3.5
Capital Markets	3.3
Chemicals	3.1
Electric Utilities	2.9
Machinery	2.6
Food Products	2.3
Diversified Financial Services	2.2
Wireless Telecommunication Services	1.9
Food & Drug Retailing	1.8
Household Durables	1.8
Trading Companies & Distributors	1.8
Media	1.7
Auto Components	1.6
Beverages	1.2
Office Electronics	1.2
Communications Equipment	1.1
Real Estate	1.1

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Construction Materials	1.0%
Aerospace & Defense	0.9
Airlines	0.9
Building Products	0.9
Electronic Equipment & Instruments	0.9
Semiconductor Equipment & Products	0.9
Tobacco	0.9
Electrical Equipment	0.8
Marine	0.8
Real Estate Investment Trusts	0.8
Industrial Conglomerates	0.7
Construction & Engineering	0.6
Consumer Finance	0.6
Leisure Equipment & Products	0.6
Multi-Utilities	0.6
Textiles & Apparel	0.6
Computers & Peripherals	0.5
Hotels Restaurants & Leisure	0.5
Road & Rail	0.5
Software	0.4
Specialty Retail	0.4
Water Utilities	0.4
Commercial Services & Supplies	0.3
Gas Utilities	0.3
Transportation Infrastructure	0.3
IT Services	0.2
Multi-line Retail	0.2
Paper & Forest Products	0.2
U.S. Government Securities	0.2
Biotechnology	0.1
Distributors	0.1
Health Care Equipment & Supplies	0.1
Health Care Providers & Services	0.1

Total Investments	96.2
Other assets in excess of liabilities	3.8

100.0%

See Notes to Financial Statements.

Dryden International Equity Fund	19

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $263,066,694)	$339,070,595
Foreign currency, at value (cost $10,522,996)	10,906,351
Cash	889,589
Receivable for Series shares sold	1,307,318
Dividends receivable	1,215,621
Foreign tax reclaim receivable	223,341
Prepaid expenses	1,917

Total assets	353,614,732

Liabilities
Payable for Series shares reacquired	467,090
Accrued expenses	247,011
Management fee payable	233,441
Due to broker—variation margin	96,656
Distribution fee payable	61,472
Transfer agent fee payable	37,786
Deferred directors’ fees	1,401

Total liabilities	1,144,857

Net Assets	$352,469,875

Net assets were comprised of:
Common stock, at par	$424,380
Paid-in capital in excess of par	434,141,827

434,566,207
Undistributed net investment income	432,938
Accumulated net realized loss on investments and foreign currency transactions	(159,384,829)
Net unrealized appreciation on investments and foreign currencies	76,855,559

Net assets, April 30, 2006	$352,469,875

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($55,981,596 ÷ 6,735,056 shares of common stock issued and outstanding)	$8.31
Maximum sales charge (5.50% of offering price)	.48

Maximum offering price to public	$8.79

Class B
Net asset value, offering price and redemption price per share ($48,211,478 ÷ 6,004,071 shares of common stock issued and outstanding)	$8.03

Class C
Net asset value, offering price and redemption price per share ($14,670,834 ÷ 1,827,433 shares of common stock issued and outstanding)	$8.03

Class Z
Net asset value, offering price and redemption price per share ($233,605,967 ÷ 27,871,456 shares of common stock issued and outstanding)	$8.38

See Notes to Financial Statements.

Dryden International Equity Fund	21

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $320,596)	$3,706,570
Interest	25,048
Affiliated dividend income	3,489

Total income	3,735,107

Expenses
Management fee	1,292,237
Distribution fee—Class A	56,432
Distribution fee—Class B	223,402
Distribution fee—Class C	67,464
Transfer agent’s fees and expenses (including affiliated expense of $222,000)	248,000
Custodian’s fees and expenses	125,000
Reports to shareholders	45,000
Registration fees	27,000
Legal fees and expenses	16,000
Audit fee	11,000
Directors’ fees	8,000
Insurance	3,000
Miscellaneous	26,051

Total expenses	2,148,586

Net investment income	1,586,521

Realized And Unrealized Gain On Investments, Futures And Foreign Currency Transactions
Net realized gain on:
Investment transactions	7,598,331
Foreign currency transactions	15,692
Financial futures transactions	1,294,983

8,909,006

Net change in unrealized appreciation on:
Investments	51,068,558
Foreign currencies	461,949
Financial futures contracts	262,951

51,793,458

Net gain on investments and foreign currency transactions	60,702,464

Net Increase In Net Assets Resulting From Operations	$62,288,985

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,586,521	$1,020,852
Net realized gain on investments and foreign currency transactions	8,909,006	7,870,480
Net change in unrealized appreciation on investments and foreign currencies	51,793,458	12,079,554

Net increase in net assets resulting from operations	62,288,985	20,970,886

Dividends from net investment income (Note 1)
Class A	(223,315)	(236,028)
Class B	—	(127,690)
Class C	—	(41,462)
Class Z	(1,403,752)	(170,252)

	(1,627,067)	(575,432)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	48,961,399	200,114,155
Net asset value of shares issued in reinvestment of dividends	1,617,011	549,984
Cost of shares reacquired	(32,548,030)	(38,187,242)

Net increase in net assets from Series share transactions	18,030,380	162,476,897

Total increase	78,692,298	182,872,351

Net Assets
Beginning of period	273,777,577	90,905,226

End of period(a)	$352,469,875	$273,777,577

(a) Includes undistributed net investment income of:	$432,938	$473,484

See Notes to Financial Statements.

Dryden International Equity Fund	23

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Dryden International Equity Fund (the “Series”), Strategic Partners International Value Fund and Jennison Global Growth Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring

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after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2006, the Series was valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities that mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period.

Dryden International Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

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basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that QMA furnishes investment advisory services in connection

Dryden International Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, ..75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. PI contractually agreed to subsidize and or cap the annual operating expenses so that annual operation expenses (exclusive of distribution and service (12b-1) fees) do not exceed 1.25% of the Series net assets. The effective management fee was .85% for the six months ended April 30, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended April 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that they received approximately $88,800 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2006 it received approximately $35,100 and $200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

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PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 1, 2005 through October 28, 2005, the Series paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Series pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2006, the Series incurred approximately $39,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 aggregated $71,338,154 and $56,002,228, respectively.

Dryden International Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2006 was as follows:

Tax Basis	Appreciation	Depreciation	Total Unrealized Appreciation
$263,805,558	$76,440,772	$1,175,735	$75,265,037

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market to market of open passive foreign investment companies.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2005, of approximately $167,990,000 of which $107,387,000 expires in 2009, $49,177,000 expires in 2010 and $11,426,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	1,752,309	$13,227,915
Shares issued in reinvestment of dividends	30,143	213,410
Shares reacquired	(738,513)	(5,488,201)

Net increase (decrease) in shares outstanding before conversion	1,043,939	7,953,124
Shares issued upon conversion from Class B	84,878	629,032

Net increase (decrease) in shares outstanding	1,128,817	$8,582,156

Year ended October 31, 2005:
Shares sold	3,075,587	$19,889,669
Shares issued in reinvestment of dividends	36,937	225,314
Shares reacquired	(1,572,361)	(10,149,806)

Net increase (decrease) in shares outstanding before conversion	1,540,163	9,965,177
Shares issued upon conversion from Class B	221,923	1,443,849

Net increase (decrease) in shares outstanding	1,762,086	$11,409,026

Class B
Six months ended April 30, 2006:
Shares sold	399,539	$2,925,952
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(812,246)	(5,878,688)

Net increase (decrease) in shares outstanding before conversion	(412,707)	(2,952,736)
Shares reacquired upon conversion into Class A	(87,695)	(629,032)

Net increase (decrease) in shares outstanding	(500,402)	$(3,581,768)

Year ended October 31, 2005:
Shares sold	967,336	$5,983,249
Shares issued in reinvestment of dividends	19,844	117,479
Shares reacquired	(1,868,303)	(11,619,512)

Net increase (decrease) in shares outstanding before conversion	(881,123)	(5,518,784)
Shares reacquired upon conversion into Class A	(229,320)	(1,443,849)

Net increase (decrease) in shares outstanding	(1,110,443)	$(6,962,633)

Dryden International Equity Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended April 30, 2006:
Shares sold	187,943	$1,368,436
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(299,172)	(2,172,149)

Net increase (decrease) in shares outstanding	(111,229)	$(803,713)

Year ended October 31, 2005:
Shares sold	506,522	$3,138,890
Shares issued in reinvestment of dividends	6,489	38,417
Shares reacquired	(1,037,995)	(6,454,396)

Net increase (decrease) in shares outstanding	(524,984)	$(3,277,089)

Class Z
Six months ended April 30, 2006:
Shares sold	4,124,086	$31,439,096
Shares issued in reinvestment of dividends	196,583	1,403,601
Shares reacquired	(2,514,760)	(19,008,992)

Net increase (decrease) in shares outstanding	1,805,909	$13,833,705

Year ended October 31, 2005:
Shares sold*	25,273,059	$171,102,347
Shares issued in reinvestment of dividends	27,443	168,774
Shares reacquired	(1,454,474)	(9,963,528)

Net increase (decrease) in shares outstanding	23,846,028	$161,307,593

*	Includes 22,671,236 shares allotted pursuant to a subscription in kind transaction for $153,711,660.

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Financial Highlights

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Dryden International Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.84

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48

Total from investment operations	1.51

Less Dividends:
Dividends from net investment income	(.04)

Net asset value, end of period	$8.31

Total Return(a):	22.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,982
Average net assets (000)	$45,519
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.43	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(d)
Net investment income (loss)	1.06	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees and the net investment income ratios would have been 1.68%, 1.43% and 1.02%, respectively for the year ended October 31, 2005.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2005		2004	2003	2002	2001

$5.75		$4.84	$3.74	$4.37	$7.91

.06		.03	(.02)	(.02)	(.06)
1.09		.88	1.12	(.61)	(3.48)

1.15		.91	1.10	(.63)	(3.54)

(.06)		—	—	—	—

$6.84		$5.75	$4.84	$3.74	$4.37

20.13%		18.80%	29.41%	(14.42)%	(44.68)%

$38,323		$22,103	$20,050	$19,414	$28,860
$30,177		$20,760	$18,650	$25,360	$47,713

1.57	%(c)	2.02%	2.13%	1.88%	1.73%
1.32	%(c)	1.77%	1.88%	1.63%	1.48%
1.13	%(c)	.64%	(.36)%	(.56)%	(.86)%

41%		100%	157%	108%	63%

See Notes to Financial Statements.

Dryden International Equity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43

Total from investment operations	1.44

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$8.03

Total Return(a):	21.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,211
Average net assets (000)	$45,051
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment income (loss)	.23	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees and the net investment income ratios would have been 2.43%, 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2005		2004	2003	2002	2001

$5.55		$4.71	$3.66	$4.32	$7.87

.02		(.01)	(.05)	(.07)	(.11)
1.04		.85	1.10	(.59)	(3.44)

1.06		.84	1.05	(.66)	(3.55)

(.02)		—	—	—	—

$6.59		$5.55	$4.71	$3.66	$4.32

19.08%		17.83%	28.34%	(15.05)%	(45.04)%

$42,878		$42,252	$40,587	$37,059	$54,810
$44,159		$42,334	$35,399	$49,086	$87,731

2.32	%(b)	2.77%	2.88%	2.63%	2.48%
1.32	%(b)	1.77%	1.88%	1.63%	1.48%
.37	%(b)	(.11)%	(1.14)%	(1.30)%	(1.60)%

See Notes to Financial Statements.

Dryden International Equity Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43

Total from investment operations	1.44

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$8.03

Total Return(a):	21.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,671
Average net assets (000)	$13,605
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment income (loss)	.23	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees and the net investment income ratios would have been 2.43%, 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2005		2004	2003	2002	2001

$5.55		$4.71	$3.66	$4.32	$7.87

.02		(.01)	(.05)	(.08)	(.12)
1.04		.85	1.10	(.58)	(3.43)

1.06		.84	1.05	(.66)	(3.55)

(.02)		—	—	—	—

$6.59		$5.55	$4.71	$3.66	$4.32

19.08%		17.83%	28.34%	(15.05)%	(45.04)%

$12,779		$13,669	$14,006	$13,906	$24,004
$13,700		$13,956	$12,640	$19,770	$41,057

2.32	%(b)	2.77%	2.88%	2.63%	2.48%
1.32	%(b)	1.77%	1.88%	1.63%	1.48%
.37	%(b)	(.12)%	(1.14)%	(1.33)%	(1.61)%

See Notes to Financial Statements.

Dryden International Equity Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.90

Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48

Total from investment operations	1.53

Less Dividends:
Dividends from net investment income	(.05)

Net asset value, end of period	$8.38

Total Return(a):	22.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$233,606
Average net assets (000)	$203,231
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(c)
Net investment income (loss)	1.27	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods less a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees and the net investment income ratios would have been 1.43%, 1.43% and .73%, respectively for the year ended October 31, 2005.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2005		2004	2003	2002	2001

$5.80		$4.88	$3.76	$4.39	$7.92

.05		.03	(.01)	(.02)	(.06)
1.12		.89	1.13	(.61)	(3.47)

1.17		.92	1.12	(.63)	(3.53)

(.07)		—	—	—	—

$6.90		$5.80	$4.88	$3.76	$4.39

20.40%		18.85%	29.79%	(14.35)%	(44.50)%

$179,798		$12,881	$3,699	$6,049	$6,065
$53,026		$7,103	$3,533	$7,665	$13,805

1.32	%(b)	1.77%	1.88%	1.63%	1.48%
1.32	%(b)	1.77%	1.88%	1.63%	1.48%
.88	%(b)	.81%	(.31)%	(.22)%	(.59)%

See Notes to Financial Statements.

Dryden International Equity Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Equity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2    IFS-A120135    Ed. 06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 27, 2006

*	Print the name and title of each signing officer under his or her signature.